Summary of Exit Disposal and Restructuring Actions (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended						6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011	Oct. 01, 2011	Apr. 02, 2011	Jan. 01, 2011	Oct. 02, 2010	Dec. 31, 2011	Jan. 01, 2011	Mar. 31, 2012	Apr. 02, 2011	Jun. 30, 2012	Jul. 02, 2011	Jul. 03, 2010
Restructuring Cost and Reserve [Line Items]
Exit and business dispositions	$ 4	$ 45	$ 21	$ 3	$ 2	$ 2	$ 66	$ 4	$ 70	$ 7	$ 81	$ 39	$ 18
Selling, general and administrative expenses	210	231	227	220	232	235	458	467	668	687	964	918	1,027
Reduction in income from continuing operations before income taxes											199	74	32
Income tax benefit											(57)	(22)	(12)
Reduction in income from continuing operations											142	52	20
Impact on diluted EPS from continuing operations											$ 1.17	$ 0.42	$ 0.14
Restructuring and Spin Off
Restructuring Cost and Reserve [Line Items]
Exit and business dispositions											81	39	18
Selling, General and Administrative Expenses
Restructuring Cost and Reserve [Line Items]
Selling, general and administrative expenses											$ 118	$ 35	$ 14